Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

Note 32 - Transactions with Related Parties

A.	Identity of related parties

The Company’s interested and related parties as defined in the Securities Law and in IAS 24 – Related Party Disclosures include mainly: Searchlight and the Fuhrer Group from December 2, 2019, Internet Gold, Eurocom and its subsidiaries until December 2 2019, Bezeq and its subsidiaries, as well as, associates, directors and key management personnel in the Company and a person who is close to a family member of any of the above parties.

It should be noted that the transactions described below with interested and related parties do not include reference to Note 1 regarding the investigations of the Israel Securities Authority and the Israel Police or its possible implications.

B.	Balances with related parties

	December 31,
	2018	2019
	NIS	NIS

Receivables - associates	7	5

Liabilities to related parties, net	6	(1)

Advanced payment to Eurocom DBS (not including interest) for contingent consideration (see Note 12.B.1)	99*	99*

*	As of December 31, 2018 and 2019, the advance payment to Eurocom DBS was provided for in full.

C.	Transactions with related parties

	Year ended December 31,
	2017		2018	2019
	NIS		NIS	NIS

Revenues
From associates	8		6	1
From related parties	23		31	13
Expenses
To related parties	122		54*	20
To associates	5		5	-
Investments
Related parties	28		1	-
Acquisition of DBS (see Note 12.B.1)	(70**	)	-	-
Revised fair value of the excess advance payments for acquisition of DBS (see Note 12.B.1)	56**		43**	-

*	Related-party expenses include amounts paid by DBS to Spacecom up to May 3, 2018. It should be noted subsequent to this date, Bezeq believes, based on information it received, that Spacecom ceased to be a related party. In 2018, DBS paid a total of NIS 74 to Spacecom.

**	Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to Bezeq from the excess of the advance payments that it paid, recognized as financing income, net.

D.	Transactions listed in section 270(4) of the Companies Law

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction
April 3, 2017	Approval of Bezeqs’s vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. (“Spacecom” and “the Parties” respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement.

A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9.

For further information about the Spacecom agreement, see Note 23.1 and 23.2.

Bezeq had a personal interest in the transaction as at the date of its approval, since, as at the date of the transaction, Spacecom was controlled by Eurocom Communications, which as the controlling shareholder (linked) in B Communications at that time. To the best of Bezeq’s knowledge and in accordance with information provided to Bezeq by Eurocom Communications, as from May 3, 2018, the connection between Eurocom Communications and Spacecom was severed and Bezeq ceased to regard Spacecom as a related party.

On March 7, 2011, Bezeq’s Board of Directors resolved to adopt guidelines and regulations to classify a transaction of Bezeq or its subsidiary with an interested party as a negligible transaction, which is not an extraordinary transaction, as set out in Article 41(A3) of the Securities Regulations (Financial Statements Regulations), 2010 (“the Financial Statements Regulations”). These guidelines and regulations, as revised from time to time, are also used to assess the scope of disclosure in the periodic report and prospectus (including shelf offering reports) regarding a transaction of Bezeq, a company under its control and a subsidiary or associate with a controlling shareholder or in which the controlling shareholder has a personal interest as set out in Article 22 of the Securities Law (Periodic and Immediate Reports), 1970 (“the Periodic Reports Regulations”) and Article 54 of the Securities Regulations (Prospectus Details and Draft Prospectus – Structure and Form), 1969. The types of transactions set out in the Financial Statements Regulations, the Periodic Report Regulations, and Prospectus Details Regulations will be referred to hereunder as “Interested Party Transactions”. Bezeq will also use these guidelines to assess whether an Interested Party Transaction is a “non-negligible transaction” within the meaning of section 117(2A) of the Companies Law, 1999.

In the reporting year and/or in comparative periods, Bezeq and its subsidiaries entered into negligible transactions, which are not extraordinary transactions, with interested parties in Bezeq (or in which the controlling shareholder has a personal interest), of the types and nature set out below:

1.	Sales of communications services and products by Group companies, including: basic communication services (telephony, transmission and PRI) and hosting at server farms; cellular services, value added services and sales and upgrading of cellular end equipment; web browsing services, international telephony services, hosting services and data communication services; television services.

2.	Purchase of devices from Eurocom Group companies (companies owned by the former controlling shareholder of Bezeq or companies controlled by the former controlling shareholder at the approval date of the agreement), including acquisition of electronic equipment, terminal equipment, communication equipment, and pit covers.

3.	Acquisition of maintenance and development services from companies in the Eurocom Group, including maintenance, development and upgrading services for systems used in the Group companies, maintenance and spare parts for exchanges, content development services and communication applications.

4.	Sales of maintenance, upgrading and development services by Group companies, including maintenance of equipment, content development services and communication applications

5.	Sale of user rights in communication infrastructure, call transfer, including sale of user rights in international communication infrastructure and supply of a local segment in Israel, hosting services at server farms, and reciprocal call transfer and completion agreements with Eurocom Group companies.

6.	Placement and outsourcing services

7.	Rental, management and real estate acquisition agreements, including rental of areas used for communication facilities and warehouses; and rental of areas to Eurocom Group companies in properties owned by Bezeq

8.	Acquisition of advertising and content services, including agreements to acquire media slots from media companies in the Eurocom Group; agreement for to use content on Pelephone’s cellular portal; acquisition of portals from Eurocom Group companies; media content management services by Eurocom Group companies.

9.	Transactions relating to joint marketing, advertising, discounts and sponsorship with Eurocom Group companies or related to products of Eurocom Group companies, including distribution agreements (dealer) for marketing Company services, joint marketing campaigns, consignment agreements for the sale of Eurocom Digital Communications equipment, and technological sponsorship at exhibitions organized by Bezeq.

10.	Contribution to the community together with Eurocom Group companies and contribution to organizations/projects in which the controlling shareholder of Bezeq or his relative volunteers as an officer. These contributions are part of Bezeq’s contribution policy.

In the absence of special qualitative considerations all the circumstances, a transaction that is in Bezeq’s regular course of business, is carried out in market conditions and has no material effect on Bezeq, shall be deemed negligible if all the following parameters exist:

●	The amount of the transaction does not exceed NIS 10.

●	Bezeq is not required to issue an immediate report for the transaction under Article 36 of the periodic report’s regulations or any other law.

The transaction does not include the terms of the office and employment (as defined in the Companies Law, 1999, (“the Companies Law”) of an interested party or his relative, and does not constitute a transaction as set out in section 270(4) of the Companies Law (transaction of a public company with a holder of control therein, directly or indirectly, including through a company he controls, in respect of receiving services from it by Bezeq and if such person is also an officer - as to the conditions of his office and employment, and if he is an employee of Bezeq but not an officer, as to his employment by Bezeq).

According to the provisions of the Companies Law, as amended from time to time, once a year, before publication of the annual financial statements, the audit committee will review the parameters set out above, and whether they require updating. In general, each transaction will be tested separately for negligibility. Notwithstanding the aforesaid, separate transactions that are part of the same continuing transaction or very similar transactions that are carried out routinely and repeatedly, will be tested as one transaction on an annual basis for negligibility, provided the scope of the transaction does not exceed NIS 10, as set out above.

The Board of Directors may, from time to time and at its discretion, amend the parameters for a negligible transaction. This amendment will be duly reported. On February 27, 2020, Bezeq’s audit committee revised the list of types of transactions set out above in accordance with the relevant types of transactions, since the Eurocom Group is no longer the controlling shareholder of Bezeq.

E.	Company’s key management personnel (including directors) compensation:

	Year ended December 31
	2017	2018	2019
	NIS	NIS	NIS

Compensation	2	2	4